STAFF COSTS (Details 3) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) Share	Dec. 31, 2018 kr / shares	Dec. 31, 2017 Share	Dec. 31, 2016 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant		944,468
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant		907,300		866,600	2,127,400
Long term incentive plan | Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant	[1]	766,035
Exercise price per share | kr / shares			kr 53.7
RSU grant value assuming 100% vesting | $		$ 0.9

[1]	The LTIP award is fixed by the Board of Directors and was communicated via company announcement no. 10 of 25 April 2018. Therefore there is no minimum or maximum for 2018.